Hartford Multifactor International Fund

Schedule of Investments December 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.3%
	Australia - 8.4%
1,040	AGL Energy Ltd.	$14,969
584	Amcor plc	6,386
272	Ansell Ltd.	5,539
534	Aurizon Holdings Ltd.	1,960
761	AusNet Services	908
317	Australia & New Zealand Banking Group Ltd.	5,467
1,034	Bendigo & Adelaide Bank Ltd.	7,095
485	BHP Group Ltd.	13,280
1,061	Caltex Australia Ltd.	25,299
524	CIMIC Group Ltd.	12,183
1,159	Coca-Cola Amatil Ltd.	9,000
55	Cochlear Ltd.	8,668
237	Coles Group Ltd.	2,467
152	Commonwealth Bank of Australia	8,527
48	CSL Ltd.	9,306
1,060	Dexus REIT	8,726
1,750	GPT Group REIT	6,893
388	Insurance Australia Group Ltd.	2,085
47	Macquarie Group Ltd.	4,552
3,630	Mirvac Group REIT	8,125
179	National Australia Bank Ltd.	3,097
1,623	Orora Ltd.	3,618
2,477	Qantas Airways Ltd.	12,347
69	Ramsay Health Care Ltd.	3,511
4,058	Scentre Group REIT	10,921
426	Sonic Healthcare Ltd.	8,589
662	South32 Ltd.	1,250
1,075	Stockland REIT	3,488
192	Suncorp Group Ltd.	1,744
4,341	Telstra Corp. Ltd.	10,783
3,618	Vicinity Centres REIT	6,328
6,441	Viva Energy Group Ltd.(1)	8,678
49	Washington H Soul Pattinson & Co., Ltd.	739
837	Wesfarmers Ltd.	24,325
149	Westpac Banking Corp.	2,544
355	Whitehaven Coal Ltd.	658
538	Woolworths Group Ltd.	13,646

		277,701

	Austria - 0.3%
75	BAWAG Group AG*(1)	3,390
28	Lenzing AG	2,600
38	Oesterreichische Post AG	1,444
31	OMV AG	1,737
145	UNIQA Insurance Group AG	1,476

		10,647

	Belgium - 1.8%
10	Ackermans & van Haaren N.V.	1,568
208	Ageas	12,300
233	Colruyt S.A.	12,148
27	Elia System Operator S.A.	2,396
531	Proximus SADP	15,215
14	Sofina S.A.	3,028
119	Telenet Group Holding N.V.	5,349
75	UCB S.A.	5,968

		57,972

	Canada - 10.9%
93	Air Canada*	3,474
358	Alimentation Couche-Tard, Inc. Class B	11,361
66	Atco Ltd. Class I	2,530
270	Bank of Montreal	20,925
135	Bank of Nova Scotia	7,626

Hartford Multifactor International Fund

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

278	BCE, Inc.	$12,879
202	Canadian Apartment Properties REIT	8,246
29	Canadian Imperial Bank of Commerce	2,413
66	Canadian Tire Corp. Ltd. Class A	7,103
50	Canadian Utilities Ltd. Class A	1,508
271	Capital Power Corp.	7,177
246	CGI, Inc.*	20,587
5	Constellation Software, Inc.	4,856
73	Emera, Inc.	3,136
491	Empire Co., Ltd. Class A	11,517
5	Fairfax Financial Holdings Ltd.	2,348
12	Fortis, Inc.	498
162	George Weston Ltd.	12,852
661	Great-West Lifeco, Inc.	16,930
272	Husky Energy, Inc.	2,183
704	Hydro One Ltd.(1)	13,597
160	iA Financial Corp., Inc.	8,789
151	Imperial Oil Ltd.	3,994
65	Intact Financial Corp.	7,029
209	Loblaw Cos., Ltd.	10,784
31	Magna International, Inc.	1,700
442	Manulife Financial Corp.	8,972
183	Metro, Inc.	7,552
48	National Bank of Canada	2,664
13	Onex Corp.	823
48	Open Text Corp.	2,115
294	Parkland Fuel Corp.	10,802
442	Power Corp. of Canada	11,386
653	Power Financial Corp.	17,570
42	Quebecor, Inc. Class B	1,072
293	RioCan Real Estate Investment Trust REIT(2)	6,038
240	Rogers Communications, Inc. Class B	11,917
214	Royal Bank of Canada	16,933
126	Saputo, Inc.	3,901
139	Shaw Communications, Inc. Class B	2,821
418	Sun Life Financial, Inc.	19,060
194	Suncor Energy, Inc.	6,358
288	TELUS Corp.	11,151
38	Thomson Reuters Corp.	2,721
68	Toromont Industries Ltd.	3,697
129	Toronto-Dominion Bank	7,235

		360,830

	China - 0.3%
1,000	Kerry Logistics Network Ltd.	1,718
8,700	Yangzijiang Shipbuilding Holdings Ltd.	7,252

		8,970

	Denmark - 2.0%
7	Carlsberg A/S Class B	1,045
48	Coloplast A/S Class B	5,955
26	GN Store Nord A/S	1,223
274	H. Lundbeck A/S	10,475
206	ISS A/S	4,943
355	Novo Nordisk A/S Class B	20,572
77	Orsted A/S(1)	7,964
18	Pandora A/S	783
17	Rockwool International A/S Class B	4,031
92	Topdanmark A/S	4,535
127	Tryg A/S	3,765

		65,291

	Finland - 0.7%
50	Elisa Oyj	2,762
45	Kesko Oyj Class B	3,185
48	Kone Oyj Class B	3,139
34	Neste Oyj	1,183

Hartford Multifactor International Fund

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

64	Orion Oyj Class B	$2,964
123	Sampo Oyj Class A	5,371
127	Tieto Oyj	3,949
38	Valmet Oyj	911

		23,464

	France - 5.7%
47	Air Liquide S.A.	6,663
167	Alstom S.A.	7,936
3	Arkema S.A.	321
106	AXA S.A.	2,995
55	BioMerieux	4,904
583	Bouygues S.A.	24,852
66	Cie de Saint-Gobain	2,704
132	Cie Generale des Etablissements Michelin SCA	16,244
368	CNP Assurances	7,333
21	Covivio REIT	2,385
3	Eiffage S.A.	344
22	Eurazeo SE	1,510
55	Ipsen S.A.	4,882
7	Klepierre S.A. REIT	266
173	Korian S.A.	8,155
8	L’Oreal S.A.	2,366
58	Nexity S.A.	2,915
595	Orange S.A.	8,744
121	Peugeot S.A.	2,913
75	Rubis SCA	4,615
141	Sanofi	14,160
23	Sartorius Stedim Biotech	3,818
6	Schneider Electric SE	616
365	SCOR SE	15,365
47	Sodexo S.A.	5,570
851	Suez	12,895
50	Thales S.A.	5,203
294	Total S.A.	16,314
71	Veolia Environnement S.A.	1,889

		188,877

	Germany - 6.3%
130	1&1 Drillisch AG	3,320
62	Allianz SE	15,192
373	Alstria Office AG REIT	7,008
1,629	Aroundtown S.A.	14,631
27	BASF SE	2,034
10	Bayerische Motoren Werke AG	819
16	Carl Zeiss Meditec AG	2,034
178	Covestro AG(1)	8,282
866	Deutsche Telekom AG	14,152
105	DWS Group GmbH & Co. KgaA(1)	3,728
201	Evonik Industries AG	6,139
81	Hannover Rueck SE	15,618
39	HeidelbergCement AG	2,834
27	Hochtief AG	3,438
86	Knorr-Bremse AG	8,754
35	LEG Immobilien AG	4,133
208	Merck KgaA	24,522
875	Metro AG	14,080
70	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	20,657
21	Rheinmetall AG	2,408
433	Siemens Healthineers AG(1)	20,757
95	Talanx AG*	4,702
1,215	Telefonica Deutschland Holding AG	3,522
79	Vonovia SE	4,243

		207,007

	Hong Kong - 4.1%
5,000	Champion REIT	3,304

Hartford Multifactor International Fund

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

2,200	Chow Tai Fook Jewellery Group Ltd.	$2,105
500	CK Hutchison Holdings Ltd.	4,768
1,000	CLP Holdings Ltd.	10,497
600	Dairy Farm International Holdings Ltd.	3,426
300	Hang Seng Bank Ltd.	6,201
1,000	Henderson Land Development Co., Ltd.	4,907
5,000	HK Electric Investments & HK Electric Investments Ltd.	4,928
1,000	Hong Kong & China Gas Co., Ltd.	1,954
1,400	Hongkong Land Holdings Ltd.	8,053
1,000	Hysan Development Co., Ltd.	3,921
100	Jardine Matheson Holdings Ltd.	5,565
100	Jardine Strategic Holdings Ltd.	3,067
1,000	Link REIT	10,594
4,000	New World Development Co., Ltd.	5,483
2,000	NWS Holdings Ltd.	2,803
10,000	PCCW Ltd.	5,917
2,000	Sino Land Co., Ltd.	2,903
2,000	SITC International Holdings Co., Ltd.	2,441
1,000	Swire Pacific Ltd. Class A	9,290
1,000	Swire Properties Ltd.	3,313
400	VTech Holdings Ltd.	3,953
10,500	WH Group Ltd.(1)	10,857
1,000	Wharf Real Estate Investment Co., Ltd.	6,101
2,500	Yue Yuen Industrial Holdings Ltd.	7,378

		133,729

	Ireland - 0.7%
21	CRH plc*	842
320	Glanbia plc	3,683
96	ICON plc*	16,534
19	Kerry Group plc Class A	2,368

		23,427

	Israel - 1.7%
60	Bank Hapoalim BM	498
1,489	Bank Leumi Le-Israel BM	10,859
1,111	Israel Chemicals Ltd.	5,247
3,805	Israel Discount Bank Ltd. Class A	17,671
481	Mizrahi Tefahot Bank Ltd.	12,831
84	Strauss Group Ltd.	2,579
73	Taro Pharmaceutical Industries Ltd.*	6,419

		56,104

	Italy - 2.8%
2,035	A2A S.p.A.	3,821
39	ACEA S.p.A.	807
426	Assicurazioni Generali S.p.A.	8,795
19	DiaSorin S.p.A.	2,461
1,036	Enel S.p.A.	8,230
995	Eni S.p.A.	15,453
1,608	Italgas S.p.A.	9,831
404	Pirelli & C. S.p.A.(1)	2,332
951	Poste Italiane S.p.A.(1)	10,806
168	Recordati S.p.A.	7,082
1,640	Unipol Gruppo S.p.A.	9,415
4,319	UnipolSai Assicurazioni S.p.A.	12,561

		91,594

	Japan - 20.8%
100	ABC-Mart, Inc.	6,826
100	Aeon Co., Ltd.	2,064
200	Alfresa Holdings Corp.	4,063
300	ANA Holdings, Inc.	10,015
300	Aozora Bank Ltd.	7,926
200	Asahi Kasei Corp.	2,246
600	Astellas Pharma, Inc.	10,242
200	Azbil Corp.	5,633

Hartford Multifactor International Fund

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

200	Bandai Namco Holdings, Inc.	$12,167
300	Bic Camera, Inc.	3,416
400	Bridgestone Corp.	14,860
400	Brother Industries Ltd.	8,261
200	Canon Marketing Japan, Inc.	4,628
400	Canon, Inc.	10,947
200	Dai-ichi Life Holdings, Inc.	3,296
1,800	Daiwa Securities Group, Inc.	9,087
300	FUJIFILM Holdings Corp.	14,327
100	Fujitsu Ltd.	9,406
400	Hakuhodo DY Holdings, Inc.	6,436
500	Haseko Corp.	6,712
200	Heiwa Corp.	4,188
100	Hitachi High-Technologies Corp.	7,082
200	Hitachi Ltd.	8,439
400	Hitachi Metals Ltd.	5,888
100	Hitachi Transport System Ltd.	2,815
400	Honda Motor Co., Ltd.	11,321
100	Hoya Corp.	9,546
400	Iida Group Holdings Co., Ltd.	7,010
600	ITOCHU Corp.	13,906
500	Japan Airlines Co., Ltd.	15,568
700	Japan Post Holdings Co., Ltd.	6,583
1,800	JXTG Holdings, Inc.	8,170
800	K’s Holdings Corp.	10,459
300	Kajima Corp.	3,989
100	Kaken Pharmaceutical Co., Ltd.	5,518
100	Kansai Electric Power Co., Inc.	1,159
300	KDDI Corp.	8,951
2,500	Konica Minolta, Inc.	16,285
300	Kyushu Railway Co.	10,043
100	Lawson, Inc.	5,676
400	Marubeni Corp.	2,955
700	Mazda Motor Corp.	5,965
1,900	Mebuki Financial Group, Inc.	4,844
400	Medipal Holdings Corp.	8,828
300	Mitsubishi Chemical Holdings Corp.	2,235
200	Mitsubishi Corp.	5,298
200	Mitsubishi Electric Corp.	2,723
200	Mitsubishi Heavy Industries Ltd.	7,755
200	Mitsubishi Tanabe Pharma Corp.	3,669
200	NEC Corp.	8,277
100	NH Foods Ltd.	4,142
200	Nihon Kohden Corp.	5,547
300	Nikon Corp.	3,669
200	Nippo Corp.	4,298
300	Nippon Kayaku Co., Ltd.	3,715
600	Nippon Telegraph & Telephone Corp.	15,164
600	Nissan Motor Co., Ltd.	3,477
200	NTT Data Corp.	2,675
400	NTT DOCOMO, Inc.	11,143
300	Obayashi Corp.	3,332
400	ORIX Corp.	6,629
400	Osaka Gas Co., Ltd.	7,649
100	Otsuka Holdings Co., Ltd.	4,457
700	Panasonic Corp.	6,565
400	Resona Holdings, Inc.	1,743
300	Ricoh Co., Ltd.	3,265
100	Rohto Pharmaceutical Co., Ltd.	3,026
200	Sankyo Co., Ltd.	6,643
100	Sawai Pharmaceutical Co., Ltd.	6,335
100	Secom Co., Ltd.	8,924
700	Seiko Epson Corp.	10,569
200	Sekisui Chemical Co., Ltd.	3,470
700	Sekisui House Ltd.	14,948
200	Seven & i Holdings Co., Ltd.	7,331

Hartford Multifactor International Fund

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

300	SG Holdings Co., Ltd.	$6,758
100	Shimamura Co., Ltd.	7,602
100	Ship Healthcare Holdings, Inc.	4,613
700	Skylark Holdings Co., Ltd.	13,724
200	Softbank Corp.	2,682
1,100	Sojitz Corp.	3,545
500	Sony Financial Holdings, Inc.	12,002
400	Subaru Corp.	9,908
200	Sumitomo Dainippon Pharma Co., Ltd.	3,875
600	Sumitomo Electric Industries Ltd.	9,011
500	Sumitomo Forestry Co., Ltd.	7,363
200	Sumitomo Rubber Industries Ltd.	2,439
200	Suzuken Co., Ltd.	8,152
100	Taisei Corp.	4,142
300	Taiyo Nippon Sanso Corp.	6,640
200	Teijin Ltd.	3,736
100	Terumo Corp.	3,547
300	Tokio Marine Holdings, Inc.	16,797
300	Tokyo Electric Power Co. Holdings, Inc.*	1,284
400	Tokyo Gas Co., Ltd.	9,720
300	Toyota Boshoku Corp.	4,817
100	TS Tech Co., Ltd.	3,104
200	Tsumura & Co.	5,850
200	TV Asahi Holdings Corp.	3,693
100	West Japan Railway Co.	8,649
700	Yamada Denki Co., Ltd.	3,714
100	Zensho Holdings Co., Ltd.	2,264

		686,050

	Luxembourg - 0.2%
251	Grand City Properties S.A.	6,024
750	L’Occitane International S.A.	1,777

		7,801

	Netherlands - 3.3%
326	Aegon N.V.	1,492
418	ASR Nederland N.V.	15,665
132	GrandVision N.V.(1)	4,059
723	Koninklijke Ahold Delhaize N.V.	18,127
87	Koninklijke DSM N.V.	11,375
374	NN Group N.V.	14,221
327	Randstad N.V.	20,037
660	Royal Dutch Shell plc Class A	19,546
82	Wolters Kluwer N.V.	5,987

		110,509

	New Zealand - 0.6%
473	Contact Energy Ltd.	2,272
91	EBOS Group Ltd.	1,486
635	Fisher & Paykel Healthcare Corp. Ltd.	9,503
59	Mainfreight Ltd.	1,689
150	Meridian Energy Ltd.	505
1,013	Spark New Zealand Ltd.*	2,913

		18,368

	Norway - 1.4%
341	Austevoll Seafood ASA	3,498
680	Equinor ASA	13,561
321	Leroy Seafood Group ASA	2,137
238	Marine Harvest ASA*	6,188
890	Orkla ASA	9,025
20	Salmar ASA	1,025
210	SpareBank 1 SR-Bank ASA	2,392
509	Telenor ASA	9,124

		46,950

	Portugal - 0.5%
831	Galp Energia SGPS S.A.	13,951

Hartford Multifactor International Fund

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

554	NOS SGPS S.A.	$2,991

		16,942

	Russia - 1.0%
3,516	Evraz plc	18,827
331	Polymetal International plc	5,235
391	VEON Ltd.	989
274	X5 Retail Group N.V. GDR	9,457

		34,508

	Singapore - 2.0%
6,700	ComfortDelGro Corp. Ltd.	11,855
400	DBS Group Holdings Ltd.	7,712
200	Jardine Cycle & Carriage Ltd.	4,473
1,600	Mapletree Commercial Trust REIT	2,845
1,336	Oversea-Chinese Banking Corp. Ltd.	10,929
1,200	SATS Ltd.	4,517
1,400	Singapore Airlines Ltd.	9,413
1,100	Singapore Technologies Engineering Ltd.	3,221
1,100	Singapore Telecommunications Ltd.	2,717
600	Venture Corp. Ltd.	7,238

		64,920

	Spain - 2.1%
105	Acciona S.A.	11,071
157	ACS Actividades de Construccion y Servicios S.A.	6,298
72	Ebro Foods S.A.	1,558
195	Enagas S.A.	4,974
534	Endesa S.A.	14,260
829	Gestamp Automocion S.A.(1)	3,998
266	Iberdrola S.A.	2,741
32	Inmobiliaria Colonial Socimi S.A.	408
1,068	Mapfre S.A.	2,832
419	Merlin Properties Socimi S.A. REIT	6,022
1,150	Prosegur Cash S.A.(1)	1,758
108	Red Electrica Corp. S.A.	2,176
243	Repsol S.A.	3,818
628	Telefonica S.A.	4,392
35	Viscofan S.A.	1,853

		68,159

	Sweden - 2.6%
74	Atrium Ljungberg AB Class B	1,786
345	Axfood AB	7,683
293	BillerudKorsnas AB	3,462
330	Castellum AB	7,751
81	Electrolux AB Class B	1,991
105	Essity AB Class B	3,382
212	Fastighets AB Balder Class B*	9,812
227	Hennes & Mauritz AB Class B(2)	4,630
214	ICA Gruppen AB	9,996
138	Loomis AB Class B	5,720
611	Securitas AB Class B	10,527
38	Skandinaviska Enskilda Banken AB Class A	357
116	Skanska AB Class B	2,624
107	Svenska Handelsbanken AB Class A	1,153
796	Swedbank AB Class A	11,833
536	Telia Co., AB	2,303
33	Volvo AB Class B	553
89	Wihlborgs Fastigheter AB	1,637

		87,200

	Switzerland - 6.3%
202	Adecco Group AG	12,771
131	Baloise Holding AG	23,709
5	Banque Cantonale Vaudoise	4,081
15	Bucher Industries AG	5,264
33	Coca-Cola HBC AG	1,122

Hartford Multifactor International Fund

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

1	Givaudan S.A.	$3,133
73	Helvetia Holding AG	10,311
76	Julius Baer Group Ltd.*	3,918
85	Kuehne + Nagel International AG	14,337
86	Nestle S.A.	9,311
119	Novartis AG	11,268
51	PSP Swiss Property AG	7,042
69	Roche Holding AG	22,425
2	SGS S.A.	5,477
20	Sika AG	3,756
25	Sonova Holding AG	5,715
47	Swiss Life Holding AG	23,579
113	Swiss Re AG	12,695
7	Swisscom AG	3,706
62	Zurich Insurance Group AG	25,432

		209,052

	United Kingdom - 11.7%
273	3i Group plc	3,973
253	Anglo American plc	7,268
65	Ashtead Group plc	2,078
123	AstraZeneca plc	12,311
118	Auto Trader Group plc(1)	932
2,934	Avast plc(1)	17,632
517	Barratt Developments plc	5,119
246	Bellway plc	12,416
47	Berkeley Group Holdings plc	3,025
2,366	BP plc	14,884
583	Britvic plc	6,987
5,429	BT Group plc	13,834
32	Burberry Group plc	934
8,595	Centrica plc	10,167
146	Close Brothers Group plc	3,092
34	Coca-Cola European Partners plc	1,703
475	Compass Group plc	11,904
88	Diageo plc	3,708
3,538	Direct Line Insurance Group plc	14,639
301	Electrocomponents plc	2,707
128	Ferguson plc	11,649
154	Fiat Chrysler Automobiles N.V.	2,262
510	GlaxoSmithKline plc	11,983
61	Hiscox Ltd.	1,151
938	Howden Joinery Group plc	8,357
742	HSBC Holdings plc	5,809
2,353	Kingfisher plc	6,774
6,058	Legal & General Group plc	24,335
136	Marks & Spencer Group plc	386
298	Mondi plc	6,988
683	National Grid plc	8,536
1,133	Pearson plc	9,572
126	Pennon Group plc	1,709
62	Persimmon plc	2,215
731	Redrow plc	7,215
471	RELX plc	11,890
894	Rentokil Initial plc	5,358
431	Rio Tinto plc	25,513
3,615	Royal Mail plc	10,872
675	RSA Insurance Group plc	5,059
525	Sage Group plc	5,208
892	Smith & Nephew plc	21,498
212	Spectris plc	8,170
130	SSP Group plc	1,119
854	Tate & Lyle plc	8,605
920	Taylor Wimpey plc	2,359
14	Travis Perkins plc	297
1,483	Tritax Big Box plc REIT	2,926

Hartford Multifactor International Fund

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

214	Unilever plc		$12,250
241	WH Smith plc		8,306

			387,684

	United States - 0.1%
22	Waste Connections, Inc.		1,998

	Total Common Stocks (cost $2,999,728)		$3,245,754

Rights - 0.0%
	Spain - 0.0%
264	Repsol S.A.*		126

	Total Rights (cost $125)		$126

	Total Long-Term Investments (cost $2,999,853)		$3,245,880

Short-Term Investments - 0.4%
	Other Investment Pools & Funds - 0.1%
1,669	Fidelity Institutional Government Fund, Institutional Class, 1.49%(3)		1,669

	Securities Lending Collateral - 0.3%
553	Citibank NA DDCA, 1.54%, 1/2/2020(3)		553
2,679	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 1.52%(3)		2,679
2,469	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 1.75%(3)		2,469
1,234	JPMorgan Prime Money Market Fund, 1.69%(3)		1,234
3,292	Morgan Stanley Institutional Liquidity Funds, Prime Portfolio, Institutional Class, 1.72%(3)		3,292
823	State Street Institutional Liquid Reserves Fund, Institutional Class, 1.70%(3)		823

			11,050

	Total Short-Term Investments (cost $12,719)		$12,719

	Total Investments (cost $3,012,572)	98.7%	$3,258,599
	Other Assets and Liabilities	1.3%	41,501

	Total Net Assets	100.0%	$3,300,100

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At December 31, 2019, the aggregate value of these securities was $118,770, representing 3.6% of net assets.

(2)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(3)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Multifactor International Fund

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Multifactor International Fund

Schedule of Investments December 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$277,701	$—	$277,701	$—
Austria	10,647	2,600	8,047	—
Belgium	57,972	14,544	43,428	—
Canada	360,830	360,830	—	—
China	8,970	—	8,970	—
Denmark	65,291	21,990	43,301	—
Finland	23,464	7,894	15,570	—
France	188,877	5,570	183,307	—
Germany	207,007	19,284	187,723	—
Hong Kong	133,729	8,354	125,375	—
Ireland	23,427	22,585	842	—
Israel	56,104	6,419	49,685	—
Italy	91,594	—	91,594	—
Japan	686,050	—	686,050	—
Luxembourg	7,801	—	7,801	—
Netherlands	110,509	—	110,509	—
New Zealand	18,368	—	18,368	—
Norway	46,950	5,890	41,060	—
Portugal	16,942	—	16,942	—
Russia	34,508	989	33,519	—
Singapore	64,920	—	64,920	—
Spain	68,159	6,532	61,627	—
Sweden	87,200	9,894	77,306	—
Switzerland	209,052	4,081	204,971	—
United Kingdom	387,684	18,605	369,079	—
United States	1,998	1,998	—	—
Rights	126	126	—	—
Short-Term Investments	12,719	12,719	—	—

Total	$3,258,599	$530,904	$2,727,695	$—

  (1) For the period ended December 31, 2019, there were no transfers in and out of Level 3.

Hartford Multifactor Large Cap Value Fund

Schedule of Investments December 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 94.9%
	Automobiles & Components - 1.2%
717	Ford Motor Co.	$6,668
188	General Motors Co.	6,881

		13,549

	Banks - 3.9%
23	Citigroup, Inc.	1,838
131	JP Morgan Chase & Co.	18,261
38	PNC Financial Services Group, Inc.	6,066
71	Truist Financial Corp.	3,999
114	US Bancorp	6,759
128	Wells Fargo & Co.	6,886

		43,809

	Capital Goods - 6.1%
70	AGCO Corp.	5,407
53	Dover Corp.	6,109
89	Eaton Corp. plc	8,430
56	EMCOR Group, Inc.	4,833
20	General Dynamics Corp.	3,527
59	Ingersoll-Rand plc	7,842
165	Johnson Controls International plc	6,717
76	PACCAR, Inc.	6,012
111	Quanta Services, Inc.	4,519
15	Snap-on, Inc.	2,541
50	United Technologies Corp.	7,488
12	Wabco Holdings, Inc.*	1,626
23	Watsco, Inc.	4,143

		69,194

	Commercial & Professional Services - 1.3%
83	KAR Auction Services, Inc.	1,808
20	ManpowerGroup, Inc.	1,942
54	Republic Services, Inc.	4,840
58	Waste Management, Inc.	6,610

		15,200

	Consumer Durables & Apparel - 0.6%
12	Carter’s, Inc.	1,312
142	PulteGroup, Inc.	5,510

		6,822

	Consumer Services - 2.0%
25	Cracker Barrel Old Country Store, Inc.	3,844
94	McDonald’s Corp.	18,575

		22,419

	Diversified Financials - 8.1%
284	AGNC Investment Corp. REIT	5,021
59	American Express Co.	7,345
499	Annaly Capital Management, Inc. REIT	4,701
116	Berkshire Hathaway, Inc. Class B*	26,274
15	BlackRock, Inc.	7,540
135	Blackstone Mortgage Trust, Inc. Class A REIT	5,025
251	Chimera Investment Corp. REIT	5,161
21	CME Group, Inc.	4,215
74	Intercontinental Exchange, Inc.	6,849
643	MFA Financial, Inc. REIT	4,919
39	Nasdaq, Inc.	4,177
205	Starwood Property Trust, Inc. REIT	5,096
153	Synchrony Financial	5,509

		91,832

	Energy - 5.9%
210	Chevron Corp.	25,307
338	Exxon Mobil Corp.	23,585

Hartford Multifactor Large Cap Value Fund

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

346	Kinder Morgan, Inc.	$7,325
37	ONEOK, Inc.	2,800
70	Phillips 66	7,799

		66,816

	Food & Staples Retailing - 2.7%
94	Sysco Corp.	8,041
120	US Foods Holding Corp.*	5,027
153	Walmart, Inc.	18,182

		31,250

	Food, Beverage & Tobacco - 2.7%
19	Altria Group, Inc.	948
128	Archer-Daniels-Midland Co.	5,933
211	Flowers Foods, Inc.	4,587
102	Hormel Foods Corp.	4,601
33	Ingredion, Inc.	3,067
1	JM Smucker Co.	104
30	Kellogg Co.	2,075
94	Mondelez International, Inc. Class A	5,178
52	Tyson Foods, Inc. Class A	4,734

		31,227

	Health Care Equipment & Services - 7.2%
11	Anthem, Inc.	3,322
9	Centene Corp.*	566
72	Cerner Corp.	5,284
50	Danaher Corp.	7,674
10	HCA Healthcare, Inc.	1,478
79	Henry Schein, Inc.*	5,271
24	Hill-Rom Holdings, Inc.	2,725
21	Humana, Inc.	7,697
29	Laboratory Corp. of America Holdings*	4,906
230	Medtronic plc	26,094
6	Molina Healthcare, Inc.*	814
48	Quest Diagnostics, Inc.	5,126
36	UnitedHealth Group, Inc.	10,583

		81,540

	Household & Personal Products - 2.5%
49	Kimberly-Clark Corp.	6,740
173	Procter & Gamble Co.	21,608

		28,348

	Insurance - 12.8%
139	Aflac, Inc.	7,353
6	Alleghany Corp.*	4,797
68	Allstate Corp.	7,647
48	American Financial Group, Inc.	5,263
121	Arch Capital Group Ltd.*	5,190
54	Arthur J Gallagher & Co.	5,142
78	Axis Capital Holdings Ltd.	4,636
44	Chubb Ltd.	6,849
43	Cincinnati Financial Corp.	4,521
104	CNA Financial Corp.	4,660
20	Everest Re Group Ltd.	5,537
110	Fidelity National Financial, Inc.	4,988
9	First American Financial Corp.	525
55	Globe Life, Inc.	5,789
37	Hanover Insurance Group, Inc.	5,057
99	Loews Corp.	5,196
4	Markel Corp.*	4,573
51	Marsh & McLennan Cos., Inc.	5,682
159	MetLife, Inc.	8,104
207	Old Republic International Corp.	4,631
93	Principal Financial Group, Inc.	5,115
89	Prudential Financial, Inc.	8,343
32	Reinsurance Group of America, Inc.	5,218

Hartford Multifactor Large Cap Value Fund

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

26	RenaissanceRe Holdings Ltd.	$5,097
47	Travelers Cos., Inc.	6,437
25	Willis Towers Watson plc	5,048
68	WR Berkley Corp.	4,699

		146,097

	Materials - 4.2%
32	AptarGroup, Inc.	3,700
61	Ball Corp.	3,945
55	Eastman Chemical Co.	4,359
28	Ecolab, Inc.	5,404
26	LyondellBasell Industries N.V. Class A	2,456
10	NewMarket Corp.	4,865
28	Packaging Corp. of America	3,136
63	PPG Industries, Inc.	8,410
50	Reliance Steel & Aluminum Co.	5,988
87	Sonoco Products Co.	5,370

		47,633

	Media & Entertainment - 3.0%
2	Cable One, Inc.	2,977
52	Cinemark Holdings, Inc.	1,760
270	Comcast Corp. Class A	12,142
244	Interpublic Group of Cos., Inc.	5,636
33	Liberty Media Corp-Liberty SiriusXM*	1,589
65	Omnicom Group, Inc.	5,266
117	ViacomCBS, Inc. Class B	4,911

		34,281

	Pharmaceuticals, Biotechnology & Life Sciences - 4.6%
45	AbbVie, Inc.	3,984
111	Gilead Sciences, Inc.	7,213
35	IQVIA Holdings, Inc.*	5,408
909	Pfizer, Inc.	35,614

		52,219

	Real Estate - 3.7%
74	Apartment Investment & Management Co. Class A, REIT	3,822
19	Apple Hospitality, Inc. REIT	309
13	AvalonBay Communities, Inc. REIT	2,726
22	Camden Property Trust REIT	2,334
142	Equity Commonwealth REIT	4,662
22	Equity Residential REIT	1,780
15	Essex Property Trust, Inc. REIT	4,513
121	Gaming and Leisure Properties, Inc. REIT	5,209
71	Healthpeak Properties, Inc. REIT	2,447
113	Host Hotels & Resorts, Inc. REIT	2,096
2	Lamar Advertising Co., Class A, REIT	179
35	National Health Investors, Inc. REIT	2,852
79	National Retail Properties, Inc. REIT	4,236
16	Realty Income Corp. REIT	1,178
21	Service Properties Trust REIT	511
18	Simon Property Group, Inc. REIT	2,681

		41,535

	Retailing - 2.6%
6	AutoZone, Inc.*	7,148
58	Best Buy Co., Inc.	5,092
14	Expedia Group, Inc.	1,514
54	Genuine Parts Co.	5,736
42	Kohl’s Corp.	2,140
10	Macy’s, Inc.	170
65	Target Corp.	8,334

		30,134

	Software & Services - 5.2%
75	Amdocs Ltd.	5,414
26	Automatic Data Processing, Inc.	4,433

Hartford Multifactor Large Cap Value Fund

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

6	CACI International, Inc. Class A*	$1,500
51	Fidelity National Information Services, Inc.	7,094
144	International Business Machines Corp.	19,302
54	j2 Global, Inc.	5,060
23	Leidos Holdings, Inc.	2,252
156	Oracle Corp.	8,265
221	Western Union Co.	5,918

		59,238

	Technology Hardware & Equipment - 1.8%
59	Arrow Electronics, Inc.*	5,000
166	Hewlett Packard Enterprise Co.	2,633
158	HP, Inc.	3,247
26	Jabil, Inc.	1,074
214	Juniper Networks, Inc.	5,271
11	Seagate Technology plc	654
16	Tech Data Corp.*	2,298

		20,177

	Telecommunication Services - 5.3%
647	AT&T, Inc.	25,285
90	T-Mobile US, Inc.*	7,058
448	Verizon Communications, Inc.	27,507

		59,850

	Transportation - 1.3%
8	AMERCO	3,006
85	Delta Air Lines, Inc.	4,971
5	Kansas City Southern	766
6	Union Pacific Corp.	1,085
59	United Airlines Holdings, Inc.*	5,197

		15,025

	Utilities - 6.2%
7	Ameren Corp.	538
63	American Electric Power Co., Inc.	5,954
27	Atmos Energy Corp.	3,020
151	CenterPoint Energy, Inc.	4,118
46	CMS Energy Corp.	2,891
75	Consolidated Edison, Inc.	6,785
17	Dominion Energy, Inc.	1,408
33	DTE Energy Co.	4,286
60	Duke Energy Corp.	5,472
25	Entergy Corp.	2,995
114	Exelon Corp.	5,197
87	Hawaiian Electric Industries, Inc.	4,077
30	NextEra Energy, Inc.	7,265
26	Pinnacle West Capital Corp.	2,338
40	Public Service Enterprise Group, Inc.	2,362
39	Southern Co.	2,484
68	WEC Energy Group, Inc.	6,272
55	Xcel Energy, Inc.	3,492

		70,954

	Total Common Stocks (cost $983,414)	$1,079,149

Short-Term Investments - 0.1%
	Other Investment Pools & Funds - 0.1%
883	Fidelity Institutional Government Fund, Institutional Class, 1.49%(1)	883

	Total Short-Term Investments (cost $883)	$883

Hartford Multifactor Large Cap Value Fund

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

Total Investments (cost $984,297)	95.0%	$1,080,032
Other Assets and Liabilities	5.0%	56,832

Total Net Assets	100.0%	$1,136,864

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT Real Estate Investment Trust

Hartford Multifactor Large Cap Value Fund

Schedule of Investments December 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$13,549	$13,549	$—	$—
Banks	43,809	43,809	—	—
Capital Goods	69,194	69,194	—	—
Commercial & Professional Services	15,200	15,200	—	—
Consumer Durables & Apparel	6,822	6,822	—	—
Consumer Services	22,419	22,419	—	—
Diversified Financials	91,832	91,832	—	—
Energy	66,816	66,816	—	—
Food & Staples Retailing	31,250	31,250	—	—
Food, Beverage & Tobacco	31,227	31,227	—	—
Health Care Equipment & Services	81,540	81,540	—	—
Household & Personal Products	28,348	28,348	—	—
Insurance	146,097	146,097	—	—
Materials	47,633	47,633	—	—
Media & Entertainment	34,281	34,281	—	—
Pharmaceuticals, Biotechnology & Life Sciences	52,219	52,219	—	—
Real Estate	41,535	41,535	—	—
Retailing	30,134	30,134	—	—
Software & Services	59,238	59,238	—	—
Technology Hardware & Equipment	20,177	20,177	—	—
Telecommunication Services	59,850	59,850	—	—
Transportation	15,025	15,025	—	—
Utilities	70,954	70,954	—	—
Short-Term Investments	883	883	—	—

Total	$1,080,032	$1,080,032	$—	$—

  (1) For the period ended December 31, 2019, there were no transfers in and out of Level 3.

Hartford Multifactor Funds

Schedule of Investments December 31, 2019 (Unaudited)

The Hartford Mutual Funds II, Inc. (the “Company”)

Notes to the Schedules of Investments

1. Investment Valuation and Fair Value Measurements:

For purposes of calculating the net asset value per share (“NAV”) of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of the Directors of the Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable.

These levels are:

• Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

• Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

• Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-advisers, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

2. Securities Lending:

The Company has entered into a securities lending agency agreement (“lending agreement”) with Citibank, N.A. (“Citibank”). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested in money market funds for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.

The following table presents the Funds’ market value of the securities on loan, net of amounts available for offset under the master netting arrangements and any related collateral received by the Funds as of December 31, 2019.

Fund	Investment Securities on Loan, at market value(1)	Collateral Posted by Borrower	Net Amount(2)
Multifactor International Fund	10,545	(10,545)	—

(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.

The total cash and non-cash collateral received by each Fund in connection with securities lending transactions is as presented below:

Fund	Cash Collateral	Non-Cash Collateral
Multifactor International Fund	$11,050	$—

3. Secured Borrowings:

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2019

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

Multifactor International Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$11,050	$—	$—	$—	$11,050

Total Borrowings	$11,050	$—	$—	$—	$11,050

Gross amount of recognized liabilities for securities lending transactions					$11,050

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.